Income Taxes (Details) - Schedule of deferred income tax assets and liabilities - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Deferred income tax assets:
Net operating loss carryforwards	$ 98,032	$ 84,358
Research and development credits	11,264	10,590
Depreciation and amortization	598	539
Deferred revenue	1,344	1,389
Accrued expenses and non-deductible reserves	200	761
Compensation accruals	1,796	1,076
Stock-based compensation	11,952	8,731
Interest expense carryforward	6,628	3,242
Loan discount and issuance costs		2,333
Other	1,139	291
Deferred tax assets, gross	132,953	113,310
Valuation allowance	(132,953)	(113,310)
Deferred income taxes, net of valuation allowance
Deferred income tax liabilities
Net deferred income tax assets (liabilities)